ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the consolidated financial statements:

	June 30,
	2022	2023
Current assets	$3,391	$3,149
Non-current assets	6	—

Total assets	3,397	3,149

Current liabilities	$1,547	$586

Total liabilities	1,547	586

	Year ended June 30,
	2022	2023
Net revenue	$7	$—
Cost of revenue (1)	(1,474)	(792)
Net profit	1,481	792
Net cash used in operating activities	(323)	(319)

(1)	Cost of revenue is negative because of the reversal of warranties provision which was overprovided in previous years.